OTHER NON-INTEREST INCOME (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions					$ 1,647	$ 1,827	$ 1,814
ATM fees					1,496	1,551	1,599
Bank owned life insurance					1,124	1,282	1,371
Other real estate rental income					58	128	1,295
Other					3,091	2,904	2,852
Total other non-interest income	$ 2,040	$ 2,115	$ 6,139	$ 6,561	$ 7,416	$ 7,692	$ 8,931